Guarantees, commitments, pledged assets and contingencies - Summary of Future Minimum Lease Payments under Non Cancellable Operating Leases (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Land and buildings [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 6,011	$ 5,581
Less: Future minimum sublease payments to be received	(25)	(11)
Net future minimum lease payments	5,986	5,570
Land and buildings [member] | Under 1 year [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	721	684
Land and buildings [member] | 1 to 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	2,251	2,081
Land and buildings [member] | Over 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	3,039	2,816
Equipment [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	189	240
Net future minimum lease payments	189	240
Equipment [member] | Under 1 year [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	88	103
Equipment [member] | 1 to 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	101	$ 137
Equipment [member] | Over 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 0